Equity Transactions - Offerings (Details) $ / shares in Units, $ in Thousands											12 Months Ended
	Apr. 01, 2019 EquityInstruments $ / shares shares	Jan. 29, 2019 USD ($)	Nov. 15, 2018 USD ($) $ / shares shares	Apr. 26, 2018 $ / shares shares	Apr. 03, 2018 EquityInstruments $ / shares shares	Jan. 17, 2018 USD ($) $ / shares shares	May 16, 2017 USD ($) shares	May 15, 2017 USD ($) $ / shares shares	Feb. 24, 2017 shares	Jan. 27, 2017 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2018 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2017 USD ($) $ / shares shares	Feb. 26, 2019 USD ($)	Feb. 25, 2019 USD ($)	Nov. 03, 2017 USD ($)
Equity transactions
Repurchases of common units | $											$ 26,642	$ 62
GasLog Partners LP
Equity transactions
Number of subordinated units converted into common units							9,822,358
Conversion ratio of subordinated units to common units							1
GasLog Partners LP | RCUs
Equity transactions
Number of units vested during the period | EquityInstruments	24,925				16,999						24,925	16,999
GasLog Partners LP | PCUs
Equity transactions
Number of units vested during the period | EquityInstruments	24,925				16,999						24,925	16,999
ATM Programme | GasLog Partners LP
Equity transactions
Remaining authorized amount | $											$ 126,556
Common shares/units | GasLog Partners LP
Equity transactions
Number of units issued	49,850			1,858,975	33,998					3,750,000
Price per unit/share (in dollars per unit/share) | $ / shares	$ 22.99			$ 24.21	$ 23.55					$ 20.50
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $										$ 78,197
Common shares/units | GasLog Partners LP | Underwriters
Equity transactions
Number of units issued									120,000
Common shares/units | ATM Programme | GasLog Partners LP
Equity transactions
Number of units issued												2,553,899	2,737,405
Price per unit/share (in dollars per unit/share) | $ / shares												$ 23.72	$ 22.97
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $												$ 60,013	$ 61,225
Aggregate offering value | $							$ 100,000							$ 250,000	$ 144,040	$ 144,040
Common shares/units | Unit repurchase programme | GasLog Partners LP
Equity transactions
Unit repurchase programme limit | $		$ 25,000
Number of units repurchased											1,171,572
Number of units cancelled											1,171,572
Stock repurchase program, weighted average price | $ / shares											$ 19.52
Repurchases of common units | $											$ 22,890
Partnership's Series A Preference Units | GasLog Partners LP
Equity transactions
Number of units issued								5,750,000
Price per unit/share (in dollars per unit/share) | $ / shares								$ 25.00
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $								$ 138,804
Distribution rate								8.625%
Liquidation preference per share/unit (in dollars per share/unit) | $ / shares								$ 25.00
Partnership's Series A Preference Units | GasLog Partners LP | Underwriters
Equity transactions
Number of units issued								750,000
Partnership's Series B Preference Units | GasLog Partners LP
Equity transactions
Number of units issued						4,600,000
Price per unit/share (in dollars per unit/share) | $ / shares						$ 25.00
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $						$ 111,194
Distribution rate						8.20%
Partnership's Series B Preference Units | GasLog Partners LP | Underwriters
Equity transactions
Number of units issued						600,000
Partnership's Series C Preference Units | GasLog Partners LP
Equity transactions
Number of units issued			4,000,000
Price per unit/share (in dollars per unit/share) | $ / shares			$ 25.00
Net proceeds after deducting underwriting discounts, commissions and other offering expenses | $			$ 96,307
Distribution rate			8.50%